LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of supplemental balance sheet information related to leases

		As of December 31,	As of December 31,
	Classification	2024	2025
Assets
Operating lease – ROU assets	Right-of-use assets	$521	$433

Liabilities
Operating lease liabilities	Current portion	$276	$241
Operating lease liabilities	Non-current portion	261	188
Total lease liabilities		$537	$429

Schedule of minimum lease payments in future periods

As of December 31,
2025
For the year ending December 31,
2026	$255
2027	151
2028	43
Total undiscounted cash flows	$449
Present values
Short-term lease liabilities	$241
Long-term lease liabilities	188
Total lease liabilities:	$429
Difference between undiscounted cash flows and discounted cash flows	$20